CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.
2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 208 (“PEA No. 208”) on October 28, 2014, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Global Dividend Fund	Janus Diversified Alternatives Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
INTECH International Fund	Janus Flexible Bond Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class I Shares	– Class D Shares
– Class N Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class R Shares
INTECH U.S. Core Fund	– Class S Shares
– Class A Shares	– Class T Shares
– Class C Shares	Janus Global Allocation Fund – Conservative
– Class D Shares	– Class A Shares
– Class I Shares	– Class C Shares
– Class N Shares	– Class D Shares
– Class S Shares	– Class I Shares
– Class T Shares	– Class S Shares
INTECH U.S. Growth Fund	– Class T Shares
– Class A Shares	Janus Global Allocation Fund – Growth
– Class C Shares	– Class A Shares
– Class I Shares	– Class C Shares
– Class N Shares	– Class D Shares
– Class S Shares	– Class I Shares
– Class T Shares	– Class S Shares
INTECH U.S. Value Fund	– Class T Shares
– Class A Shares	Janus Global Allocation Fund – Moderate
– Class C Shares	– Class A Shares
– Class I Shares	– Class C Shares
– Class N Shares	– Class D Shares
– Class S Shares	– Class I Shares
– Class T Shares	– Class S Shares
– Class T Shares

Janus Global Bond Fund	Janus Short-Term Bond Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
Janus Global Unconstrained Bond Fund	Perkins Large Cap Value Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
Janus Government Money Market Fund	Perkins Mid Cap Value Fund
– Class D Shares	– Class A Shares
– Class T Shares	– Class C Shares
Janus High-Yield Fund	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class L Shares
– Class D Shares	– Class N Shares
– Class I Shares	– Class R Shares
– Class N Shares	– Class S Shares
– Class R Shares	– Class T Shares
– Class S Shares	Perkins Select Value Fund
– Class T Shares	– Class A Shares
Janus Money Market Fund	– Class C Shares
– Class D Shares	– Class D Shares
– Class T Shares	– Class I Shares
Janus Multi-Sector Income Fund	– Class N Shares
– Class A Shares	– Class S Shares
– Class C Shares	– Class T Shares
– Class D Shares	Perkins Small Cap Value Fund
– Class I Shares	– Class A Shares
– Class N Shares	– Class C Shares
– Class S Shares	– Class D Shares
– Class T Shares	– Class I Shares
Janus Real Return Fund	– Class L Shares
– Class A Shares	– Class N Shares
– Class C Shares	– Class R Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class S Shares	Perkins Value Plus Income Fund
– Class T Shares	– Class A Shares
– Class C Shares
– Class D Shares
– Class I Shares
– Class N Shares
– Class S Shares
– Class T Shares
     (collectively, the “Funds”)

3.	The text of PEA No. 208 has been filed electronically.
DATED: October 31, 2014

JANUS INVESTMENT FUND
on behalf of the Funds

By:	/s/ Stephanie Grauerholz

Stephanie Grauerholz
Vice President